Income tax and social contribution (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Recoverable income tax and social contribution	R$ 713,279	R$ 879,227
Income tax	429,461	645,192
Social contribution	283,818	234,035
Current portion	(494,382)	(361,349)
Non-current portion	R$ 218,897	R$ 517,878